UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00051

Selected American Shares, Inc.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:        December 31
Date of reporting period:       September 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC.
SEPTEMBER 30, 2004  (Unaudited)


Shares                                           Security                                                     Value
========================================================================================================================
COMMON STOCK - (96.75%)

   AUTOMOTIVE - (0.79%)
       690,300      AutoZone, Inc.*.................................................................... $    53,325,675
                                                                                                        ---------------
   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (12.42%)
     1,849,000      Fifth Third Bancorp................................................................      90,989,290
     1,819,800      Golden West Financial Corp. .......................................................     201,906,810
    15,940,860      HSBC Holdings PLC..................................................................     252,998,386
     6,871,679      Lloyds TSB Group PLC...............................................................      53,659,927
       330,000      State Street Corp. ................................................................      14,094,300
     3,696,560      Wells Fargo & Co. .................................................................     220,425,873
                                                                                                        ---------------
                                                                                                            834,074,586
                                                                                                        ---------------
   BUILDING MATERIALS - (1.33%)
       930,600      Martin Marietta Materials, Inc. ...................................................      42,128,262
       924,100      Vulcan Materials Co. ..............................................................      47,082,895
                                                                                                        ---------------
                                                                                                             89,211,157
                                                                                                        ---------------
   BUSINESS SERVICES - (1.21%)
     1,241,000      D&B Corp.*.........................................................................      72,846,700
       241,000      Iron Mountain Inc.*................................................................       8,157,850
                                                                                                        ---------------
                                                                                                             81,004,550
                                                                                                        ---------------
   CABLE TELEVISION - (3.24%)
     7,773,000      Comcast Corp., Special Class A*....................................................     217,177,620
                                                                                                        ---------------
   CONSUMER PRODUCTS - (4.42%)
     6,307,500      Altria Group, Inc. ................................................................     296,704,800
                                                                                                        ---------------
   DISCOUNT RETAILER - (2.98%)
     4,817,000      Costco Wholesale Corp. ............................................................     200,001,840
                                                                                                        ---------------
   DIVERSIFIED COMMERCIAL SERVICES - (0.42%)
    10,411,500      Rentokil Initial PLC...............................................................      28,356,734
                                                                                                        ---------------
   DIVERSIFIED MANUFACTURING - (4.17%)
     9,139,764      Tyco International Ltd. ...........................................................     280,225,164
                                                                                                        ---------------
   E-COMMERCE/SERVICES - (0.47%)
     1,445,000      IAC/InterActiveCorp*...............................................................      31,804,450
                                                                                                        ---------------
   ELECTRONICS - (0.06%)
     3,658,000      Agere Systems Inc., Class A*.......................................................       3,840,900
                                                                                                        ---------------
   ENERGY - (8.83%)
     2,070,080      ConocoPhillips.....................................................................     171,506,128
     1,860,421      Devon Energy Corp. ................................................................     132,108,495
     1,588,100      EOG Resources, Inc. ...............................................................     104,576,385
     2,540,800      Occidental Petroleum Corp. ........................................................     142,106,944
     1,188,000      Transocean Inc.*...................................................................      42,506,640
                                                                                                        ---------------
                                                                                                            592,804,592
                                                                                                        ---------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC. - (Continued)
SEPTEMBER 30, 2004  (Unaudited)


Shares                                           Security                                                     Value
========================================================================================================================
COMMON STOCK - (Continued)

   FINANCIAL SERVICES - (19.18%)
     8,807,800      American Express Co. .............................................................. $   453,249,388
     4,704,189      Citigroup Inc. ....................................................................     207,548,819
     2,314,000      H&R Block, Inc. ...................................................................     114,357,880
     5,817,240      JPMorgan Chase & Co. ..............................................................     231,118,945
     1,958,000      Loews Corp. .......................................................................     114,543,000
     1,132,800      Moody's Corp. .....................................................................      82,977,600
     1,957,400      Providian Financial Corp.*.........................................................      30,417,996
       835,860      Takefuji Corp. ....................................................................      53,476,229
                                                                                                        ---------------
                                                                                                          1,287,689,857
                                                                                                        ---------------
   FOOD/BEVERAGE & RESTAURANT - (3.10%)
     7,133,402      Diageo PLC.........................................................................      89,074,255
     2,157,750      Heineken Holding NV, Class A (c)...................................................      57,981,920
     1,304,800      Hershey Foods Corp. ...............................................................      60,947,208
                                                                                                        ---------------
                                                                                                            208,003,383
                                                                                                        ---------------
   INDUSTRIAL - (2.61%)
     3,786,700      Sealed Air Corp.*..................................................................     175,513,545
                                                                                                        ---------------
   INSURANCE BROKERS - (1.87%)
     2,112,700      Aon Corp. .........................................................................      60,718,998
     1,414,000      Marsh & McLennan Cos, Inc. ........................................................      64,704,640
                                                                                                        ---------------
                                                                                                            125,423,638
                                                                                                        ---------------
   INVESTMENT FIRMS - (2.05%)
       315,099      Julius Baer Holding, Ltd. AG.......................................................      86,527,486
     1,039,864      Morgan Stanley.....................................................................      51,265,295
                                                                                                        ---------------
                                                                                                            137,792,781
                                                                                                        ---------------
   LIFE INSURANCE - (0.53%)
       658,000      Principal Financial Group, Inc. ...................................................      23,668,260
       400,000      Sun Life Financial Inc. ...........................................................      12,016,000
                                                                                                        ---------------
                                                                                                             35,684,260
                                                                                                        ---------------
   MEDIA - (1.50%)
     1,282,459      Lagardere S.C.A. ..................................................................      79,529,131
     2,235,400      WPP Group PLC......................................................................      20,813,592
                                                                                                        ---------------
                                                                                                            100,342,723
                                                                                                        ---------------
   MULTI-LINE INSURANCE - (5.00%)
     4,939,325      American International Group, Inc. ................................................     335,824,707
                                                                                                        ---------------
   PHARMACEUTICAL AND HEALTH CARE - (3.95%)
     1,455,000      Cardinal Health, Inc. .............................................................      63,685,350
     1,180,000      Eli Lilly and Co. .................................................................      70,859,000
     1,341,500      HCA Inc. ..........................................................................      51,178,225
       670,000      Novartis AG, Registered............................................................      31,263,981


SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC. - (Continued)
SEPTEMBER 30, 2004  (Unaudited)


Shares                                           Security                                                     Value
========================================================================================================================
COMMON STOCK - (Continued)

   PHARMACEUTICAL AND HEALTH CARE - (Continued)
     1,569,460      Pfizer Inc. ....................................................................... $    48,025,476
                                                                                                        ---------------
                                                                                                            265,012,032
                                                                                                        ---------------
   PROPERTY/CASUALTY INSURANCE - (8.28%)
         3,402      Berkshire Hathaway Inc., Class A*..................................................     294,783,300
         6,366      Berkshire Hathaway Inc., Class B*..................................................      18,276,786
       288,400      Chubb Corp. .......................................................................      20,268,752
        20,000      Markel Corp.*......................................................................       6,168,000
     2,553,200      Progressive Corp. (Ohio)...........................................................     216,383,700
                                                                                                        ---------------
                                                                                                            555,880,538
                                                                                                        ---------------
   PUBLISHING - (0.60%)
       483,300      Gannett Co., Inc. .................................................................      40,481,208
                                                                                                        ---------------
   REAL ESTATE - (1.91%)
     2,938,388      Centerpoint Properties Trust (b)...................................................     128,054,949
                                                                                                        ---------------
   REINSURANCE - (1.36%)
     1,679,000      Transatlantic Holdings, Inc. ......................................................      91,253,650
                                                                                                        ---------------
   TECHNOLOGY - (2.91%)
     1,428,600      Lexmark International, Inc., Class A*..............................................     120,016,686
     2,735,000      Microsoft Corp. ...................................................................      75,595,400
                                                                                                        ---------------
                                                                                                            195,612,086
                                                                                                        ---------------
   TELECOMMUNICATIONS - (0.72%)
     1,325,000      Nokia Oyj, ADR.....................................................................      18,179,000
     1,537,000      SK Telecom Co., Ltd., ADR (c)......................................................      29,894,650
                                                                                                        ---------------
                                                                                                             48,073,650
                                                                                                        ---------------
   TRANSPORTATION - (0.84%)
       740,500      United Parcel Service, Inc., Class B...............................................      56,218,760
                                                                                                        ---------------

                             Total Common Stock - (identified cost $4,678,078,717).....................   6,495,393,835
                                                                                                        ---------------


SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC. - (Continued)
SEPTEMBER 30, 2004  (Unaudited)


Principal                                        Security                                                     Value
========================================================================================================================
REPURCHASE AGREEMENTS - (3.17%)
 $  97,699,000      Goldman, Sachs & Co. Joint Repurchase Agreement, 1.89%,
                        10/01/04, dated 09/30/04, repurchase value of $97,704,129
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $99,652,980)................................................ $    97,699,000
   114,981,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 1.90%,
                        10/01/04, dated 09/30/04, repurchase value of $114,987,068
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $117,280,620)...............................................     114,981,000
                                                                                                        ---------------
                             Total Repurchase Agreements - (identified cost $212,680,000)..............     212,680,000
                                                                                                        ---------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - (0.54%)

   MONEY MARKET INSTRUMENTS - (0.24%)
    16,169,381      UBS Private Money Market LLC, 1.616% (identified cost $16,169,381).................      16,169,381
                                                                                                        ---------------
   REPURCHASE AGREEMENTS - (0.30%)
     9,187,000      Goldman, Sachs & Co. Joint Repurchase Agreement, 1.89%,
                        10/01/04, dated 09/30/04, repurchase value of $9,187,482
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $9,370,740).................................................       9,187,000
    10,813,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 1.90%,
                        10/01/04, dated 09/30/04, repurchase value of $10,813,571
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $11,029,260)................................................      10,813,000
                                                                                                        ---------------
                             Total Repurchase Agreements - (identified cost $20,000,000)...............      20,000,000
                                                                                                        ---------------

                        Total Investment of Cash Collateral for
                             Securities Loaned - (identified cost $36,169,381).........................      36,169,381
                                                                                                        ---------------


SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC. - (Continued)
SEPTEMBER 30, 2004  (Unaudited)

========================================================================================================================

                        Total Investments - (100.46%) - (identified cost $4,926,928,098) - (a)......... $ 6,744,243,216
                        Liabilities Less Other Assets - (0.46%)........................................     (30,951,400)
                                                                                                        ---------------
                             Net Assets - (100%)....................................................... $ 6,713,291,816
                                                                                                        ===============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $4,931,128,515. At September 30, 2004, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                        Unrealized appreciation........................................................ $ 1,971,252,458
                        Unrealized depreciation........................................................    (158,137,757)
                                                                                                        ---------------
                             Net unrealized appreciation............................................... $ 1,813,114,701
                                                                                                        ===============

(b) Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the nine months ended September 30, 2004. The aggregate fair value of the securities of affiliated companies held by the Fund as of September 30, 2004, amounts to $128,054,949. Transactions during the period in which the issuers were affiliates are as follows:

                         Shares                 Gross           Gross           Shares              Dividend
Security                 December 31, 2003      Additions       Reductions      September 30, 2004  Income
--------                 -----------------      ---------       ----------      ------------------  --------
Centerpoint Properties
  Trust                      1,469,194          1,469,194            -              2,938,388     $ 3,437,914


(c) Loaned security. The Fund has entered into a securities lending arrangement with UBS Financial Services Inc. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Financial Services Inc. is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of September 30, 2004, the Fund had on loan securities valued at $34,881,813; cash of $36,169,381 was received as collateral for the loans, of which $20,000,000 or 55% and $16,169,381 or 45% of the collateral has been invested by the Adviser in Repurchase Agreements and Money Market Instruments, respectively. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES

	 (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

	 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED AMERICAN SHARES, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  November 29, 2004

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  November 29, 2004